Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Valuation allowance	$ 0	$ 0
Additional deferred tax asset	33,975
Federal and state net operating loss carryforwards	98,229
Year of Expiration	2029
Estimated Amount of Annual Limitation of Acquired Companies	10,888
Uncertain tax positions	$ 0	$ 0	$ 0